Borrowings - Additional Information (Details)	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Annual weighted average interest rate		7.11%		6.87%	6.98%
Three months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.82%		7.19%
Nine months ended
Debt Instrument [Line Items]
Annual weighted average interest rate	7.75%		6.96%